Loan Receivables - Summary of Allowance for Doubtful Accounts Movement (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Balance at beginning of year	¥ (4,633)	¥ (1,222)	¥ (251)
Additions	(18,536)	(3,754)	(1,220)
Reversals		343	196
Write-offs			53
Balance at end of year	¥ (23,169)	¥ (4,633)	¥ (1,222)